As filed with the Securities and Exchange Commission on January 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1.     Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2013

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Long-Term Securities (88.55%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	500,000	5.000%	4/1/2031	553,675
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,094,000

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,465,510

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,184,530

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,438,488
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,665,825

CALIFORNIA, STATE OF
General Obligation Refunding Bonds; 2005	1,000,000	5.000%	5/1/2027	1,044,970
Revenue Anticipation Notes; Series A-2	875,000	2.000%	6/23/2014	883,776
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,079,770
Various Purpose General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,043,320

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,063,150

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	760,000	5.500%	10/1/2014	793,744

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,125,960

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,436,542

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,107,020

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,384,080

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project Revenue Bonds; Series 2004A	2,000,000	5.000%	12/1/2027	2,069,860

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,198,600
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,781,385

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,777,020
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	579,265
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,086,751

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,136,480

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,645,250

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,057,160
Waterworks General Obligation Refunding Bonds; 2005 Series A	2,000,000	5.000%	3/1/2016	2,116,240

MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	591,150

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,494,634

NEWPORT BEACH, CITY OF
Revenue Bonds (Hoag Memorial Hospital Presbyterian); Series 2009A	3,000,000	4.625%	12/1/2024	3,132,930

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2001, Series 2005	2,000,000	5.000%	8/1/2028	2,047,460

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project Senior Tax Allocation Refunding Bonds; Series 1992	380,000	5.500%	2/1/2014	381,862

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,167,480

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,554,460

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,388,680

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	839,085

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,068,930

ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000%	9/1/2030	1,003,260

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	1,989,180

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,783,861

SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,732,358

SAN FRANCISCO, CITY & COUNTY AIRPORTS COMM-SAN FRANCISCO INTERNATIONAL AIRPORT
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	586,805

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	783,293

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,614,139

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,018,740

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,325,025

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,074,725

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,317,040

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000%	8/1/2027	841,441
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	231,436

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,143,620

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,349,178

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,365,190

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	667,995

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A	2,000,000	5.000%	8/1/2030	2,119,560

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	1,648,595

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,307,114

Total Long-Term Securities (Cost $95,696,628)				95,381,595

Variable Rate Demand Notes* (10.44%)

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Revenue Refunding Bonds; Series 2009A	1,000,000	0.040%	12/2/2013	1,000,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Various Refunding Bonds	800,000	0.030%	12/2/2013	800,000
Recovery Zone Bonds; Series 2010A	1,800,000	0.030%	12/2/2013	1,800,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	2,650,000	0.030%	12/2/2013	2,650,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds	1,000,000	0.040%	12/2/2013	1,000,000
Limited Obligation Improvement Bonds; Adjustment Rate Series B	1,000,000	0.040%	12/2/2013	1,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.050%	12/5/2013	1,999,980

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.200%	12/5/2013	998,940

Total Variable Rate Demand Notes (Cost $8,600,000)				11,248,920

Total Investments (Cost $104,296,628) (a) (98.99%)				106,630,515
Other Net Assets (1.01%)				1,092,475
Net Assets (100.00%)				107,722,990

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $104,235,518.

At November 30, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,519,896
Unrealized depreciation	(1,124,899)
Net unrealized appreciation	2,394,997

CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (99.87%)
	5,600,000	12/5/2013	5,599,981
United States Treasury Bills DN (Cost $5,599,981)			5,599,981

Total Investments (Cost $5,599,981) (a) (99.87%)			5,599,981
Other Net Assets (0.13%)			7,521
Net Assets (100.00%)			5,607,502

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $5,599,981.

(b) Discount Note. Yield to maturity is .02%.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (7.26%)
	1,182	6.000%	4/15/2014	1,189
	3,657	6.000%	4/15/2014	3,681
	3,370	6.000%	4/15/2016	3,386
	21,929	6.500%	4/15/2016	22,040
	28,516	6.000%	5/15/2016	29,657
	5,487	10.000%	9/15/2018	5,713
	271,248	5.000%	7/15/2020	291,436
	113,395	5.500%	1/15/2025	124,472
	258,422	6.000%	1/15/2026	290,841
	618,646	5.500%	4/15/2036	682,170
	428,593	5.000%	3/15/2038	467,149
	277,241	6.000%	6/15/2038	308,168
Total Government National Mortgage Association (Cost $2,028,188)				2,229,901

United States Treasury Bills DN (b) (0.33%)
	100,000	0.000%	12/12/2013	99,998
Total United States Treasury Bills (Cost $99,998)				99,998

United States Treasury Notes (75.18%)
	100,000	1.000%	1/15/2014	100,115
	3,719,000	4.750%	5/15/2014	3,797,084
	3,800,000	4.000%	2/15/2015	3,973,820
	4,100,000	2.500%	6/30/2017	4,344,077
	1,500,000	2.750%	2/28/2018	1,604,063
	4,000,000	3.750%	11/15/2018	4,462,656
	1,300,000	2.750%	2/15/2019	1,385,667
	1,900,000	2.625%	8/15/2020	1,978,301
	1,300,000	3.625%	2/15/2021	1,432,590
Total United States Treasury Notes (Cost $22,445,884)				23,078,372

United States Treasury Bonds (16.22%)
	3,000,000	7.250%	5/15/2016	3,504,375
	1,300,000	4.500%	5/15/2038	1,473,672
Total United States Treasury Bonds (Cost $4,744,082)				4,978,047

Total Investments (Cost $29,318,152) (a) (98.99%)				30,386,319
Other Net Assets (1.01%)				309,715
Net Assets (100.00%)				30,696,034

(a) Aggregate cost for federal income tax purposes is $29,318,152.

(b) Discount Note. Yield to maturity is .04%.

At November 30, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	1,250,033
Unrealized depreciation	(181,866)
Net unrealized appreciation	1,068,167

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.38%)
	98,072	2.125%	6/20/2034	102,208
	160,635	1.625%	11/20/2034	166,957
Total Government National Mortgage Association (Cost $260,228)				269,164

United States Treasury Notes (95.68%)
	200,000	1.750%	1/31/2014	200,559
	1,800,000	0.750%	6/15/2014	1,806,116
	1,700,000	2.250%	1/31/2015	1,741,138
	1,800,000	0.375%	6/15/2015	1,804,289
	1,800,000	2.000%	1/31/2016	1,865,531
	200,000	1.500%	6/30/2016	205,586
Total United States Treasury Notes (Cost $7,606,085)				7,623,220

Total Investments (Cost $7,866,313) (a) (99.06%)				7,892,384
Other Net Assets (0.94%)				75,178
Net Assets (100.00%)				7,967,562

(a) Aggregate cost for federal income tax purposes is $7,866,313.

At November 30, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	26,071
Unrealized depreciation	-
Net unrealized appreciation	26,071

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (100.21%)
	15,600,000	12/5/2013	15,599,990
	10,700,000	12/12/2013	10,699,912
	10,700,000	12/19/2013	10,699,797
	3,200,000	1/2/2014	3,199,929
	9,000,000	1/9/2014	8,999,922
	3,600,000	1/16/2014	3,599,787
	3,200,000	1/23/2014	3,199,859
	3,200,000	1/30/2014	3,199,840
	3,500,000	2/6/2014	3,499,672
	10,700,000	2/13/2014	10,699,085
	10,700,000	2/20/2014	10,698,390
	5,000,000	2/27/2014	4,999,212
	8,800,000	3/6/2014	8,798,190
Total United States Treasury Bills DN (Cost $97,893,584)			97,893,584

Total Investments (Cost $97,893,584) (a) (100.21%)			97,893,584
Liabilities in Excess of Other Assets (-0.21%)			(206,431)
Net Assets (100.00%)			97,687,153

(a) Aggregate cost for federal income tax purposes is $97,893,584.

(b) Discount Note. Yield to maturity is between 0.00% - 0.08%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (96.98%)

Basic Materials (3.05%)
Air Products & Chem.	1,615	175,760
Airgas Inc	499	54,206
Alcoa Inc	7,435	71,450
Allegheny Tech.	854	28,370
CF Industries Hldgs	475	103,256
Cliffs Natural Res.	999	24,985
Dow Chemical Co/The	8,728	340,916
Eastman Chemical Co	1,048	80,727
Ecolab Inc	1,937	207,588
EI Du Pont de Nemour	6,896	423,276
FMC Corp	1,102	80,292
Freeport-McMoRan	6,887	238,910
International Flavor	683	60,343
International Paper	3,175	148,114
LyondellBasell Ind. CL A	2,496	192,641
MeadWestvaco Corp	1,277	44,835
Monsanto Co	3,890	440,855
Newmont Mining Corp	3,766	93,510
Nucor Corp	2,404	122,748
PPG Industries Inc	1,051	193,447
Praxair Inc	2,168	273,732
Sherwin-Williams Co	628	114,943
Sigma-Aldrich Corp	928	80,031
The Mosiac Company	2,068	99,057
United States Steel	1,093	29,303
Total Basic Materials		3,723,295

Communications (11.03%)
Amazon.Com Inc*	2,600	1,023,412
AT&T Inc	40,436	1,423,752
Cablevision Systems	1,680	28,174
CBS Corp Class B	4,379	256,434
Centurylink Inc	4,581	140,637
Cisco Systems Inc	39,132	831,555
Comcast Corp	19,592	977,053
Corning Inc	11,057	188,854
Crown Castle Intl Co*	2,156	160,040
DIRECTV*	4,220	278,984
Discovery Comm. Series A*	1,878	163,893
eBay Inc*	8,321	420,377
Expedia Inc	689	43,882
F5 Networks Inc*	602	49,521
Frontier Comm	8,240	38,563
Gannett Co Inc	1,702	46,056
Google Inc*	1,949	2,065,140
Graham Holdings Co.*	47	31,655
Harris Corp	833	53,737
Interpublic Group Co	3,241	56,393
JDS Uniphase Corp*	1,800	21,852
Juniper Networks Inc*	3,874	78,526
Motorola Solutions	2,139	140,917
NetFlix Inc*	413	151,075
News Corp New-CL A-W/I*	3,745	67,260
Omnicom Group	1,982	141,614
Priceline.com Inc*	361	430,431
Scripps Networks Class A	635	47,365
Sprint Corp*	5,930	49,753
Symantec Corp	5,172	116,318
Time Warner Cable	2,282	315,418
Time Warner Inc	7,045	462,927
TripAdvisor Inc.*	850	75,072
Twenty-First Century Class A	14,980	501,680
VeriSign Inc*	1,159	65,901
Verizon Comm.	20,602	1,022,271
Viacom Inc (New)	3,483	279,232
Walt Disney Co	13,185	930,070
Windstream Holdings	4,013	32,385
Yahoo! Inc*	7,670	283,637
Total Communications		13,491,816

Consumer, Cyclical (9.44%)
Abercrombie & Fitch	700	23,996
Autonation Inc*	284	13,927
Autozone Inc*	275	126,940
Bed Bath & Beyond*	1,720	134,212
Best Buy Co Inc	1,956	79,316
BorgWarner Inc	832	89,165
Carmax Inc*	1,689	85,041
Carnival Corp	3,334	120,391
Chipotle Mexican*	234	122,583
Coach Inc	2,156	124,832
Costco Wholesale	3,160	396,359
CVS/Caremark Corp	9,065	606,992
Darden Restaurants	933	49,757
Delphi Automotive	2,173	127,229
Dollar General Corp*	1,932	110,008
Dollar Tree Inc.*	1,728	96,163
DR Horton Inc	2,043	40,615
Family Dollar Stores	713	49,746
Fastenal Co	2,014	93,711
Ford Motor Co	27,615	471,664
Fossil Group Inc.*	377	47,981
Gamestop Corp Class A	908	43,811
Gap Inc/The	2,194	89,888
General Motors Co.*	5,632	218,127
Genuine Parts Co	1,170	96,923
Goodyear Tire & Rubb	1,847	41,114
Harley-Davidson Inc	1,765	118,290
Harman International	529	42,870
Hasbro Inc	950	51,129
Home Depot Inc	11,091	894,711
Intl Game Tech	2,266	39,632
JC Penney Co Inc Hld*	1,066	10,863
Johnson Controls Inc	5,136	259,419
Kohl's Corp	1,587	87,729
L Brands Inc	1,787	116,137
Lennar Corp	1,300	46,488
Lowe's Cos Inc	8,392	398,452
Macy's Inc.	2,961	157,703
Marriott Intl Class A	1,935	90,984
Mattel Inc	2,508	116,045
McDonald's Corp	7,400	720,538
Newell Rubbermaid	2,365	71,778
Nike Inc CL B	5,334	422,133
Nordstrom Inc	1,123	69,862
O'Reilly Automotive*	874	109,215
Paccar Inc	2,601	149,063
Petsmart Inc	796	58,992
PulteGroup Inc	2,804	52,603
PVH Corp.	574	76,870
Ralph Lauren Corp	449	78,678
Ross Stores Inc	1,661	127,000
Sears Canada Inc.	191	3,469
Southwest Airlines	5,662	105,257
Staples Inc	5,524	85,788
Starbucks Corp	5,474	445,912
Starwood Hotels	1,427	106,283
Target Corp	4,818	308,015
Tiffany & Co	950	84,683
TJX Cos Inc	5,416	340,558
Urban Outfitters Inc*	803	31,333
VF Corp	647	151,773
Walgreen Co	6,346	375,683
Wal-Mart Stores Inc	12,426	1,006,632
Whirlpool Corp	570	87,073
WW Grainger Inc	441	113,743
Wyndham Worldwide	1,139	81,678
Wynn Resorts Ltd	526	87,248
Yum! Brands Inc	3,354	260,539
Total Consumer, Cyclical		11,543,342

Consumer, Non-Cyclical (21.58%)
Abbott Laboratories	11,424	436,283
AbbVie Inc.	11,424	553,493
Actavis plc*	836	136,327
Aetna Inc	2,841	195,830
Alexion Pharma Inc.*	1,383	172,184
Allergan Inc	2,212	214,675
Altria Group Inc	14,863	549,634
AmerisourceBergen Co	1,851	130,551
Amgen Inc	5,671	646,948
Apollo Edu Group Inc*	980	25,764
Archer-Daniels	4,902	197,306
Automatic Data	3,564	285,191
Avery Dennison Corp	891	43,570
Avon Products Inc	3,259	58,108
Baxter International	4,026	275,580
Beam, Inc.	1,241	83,805
Becton Dickinson&Co.	1,468	159,410
Biogen Idec Inc*	1,739	505,997
Boston Scientific Co*	11,526	133,471
Bristol-Myers Squibb	12,265	630,176
Brown-Forman Corp Class B	1,081	81,097
Campbell Soup Co	1,449	56,120
Cardinal Health Inc	2,511	162,211
CareFusion Corp.*	1,546	61,608
Celgene Corp.*	3,188	515,723
Cigna Corp	2,081	181,983
Cintas Corp	801	44,456
Clorox Co	943	87,859
Coca-Cola Co/The	28,487	1,144,893
Coca-Cola Enterprise	2,036	85,390
Colgate-Palmolive Co	6,558	431,582
ConAgra Foods Inc	2,987	98,541
Constellation Brands*	1,083	76,254
Covidien PLC	3,532	241,094
CR Bard Inc	610	84,717
DaVita HealthCare*	1,224	72,889
Dentsply Intl.	1,160	55,170
Dr Pepper Snapple	1,620	78,181
Edwards Lifesciences*	858	56,225
Eli Lilly & Co	7,419	372,582
Equifax Inc	870	58,577
Estee Lauder Co	1,800	134,928
Express Scripts Hldg*	5,973	402,282
Forest Laboratories*	1,720	88,253
General Mills Inc	4,683	236,164
Gilead Sciences Inc*	11,004	823,209
H&R Block Inc	1,994	55,613
Hershey Co/The	1,114	107,935
Hormel Foods Corp	1,064	47,901
Hospira Inc*	1,350	53,069
Humana Inc	1,191	123,852
Intuitive Surgical*	285	107,417
Iron Mountain Inc.	1,243	34,953
JM Smucker Co/The	823	85,790
Johnson & Johnson	20,286	1,920,266
Kellogg Co	1,816	110,122
Kimberly-Clark Corp	2,926	319,402
Kraft Foods Group	4,282	227,460
Kroger Co/The	4,007	167,292
Lab. Corp Of America*	705	71,804
Leidos Holdings Inc.	584	28,400
Life Technologies*	1,360	102,952
Lorillard, Inc.	2,883	147,984
Mallinckrodt PLC*	441	22,914
Mastercard Inc Class A	772	587,345
McCormick & Co Inc	975	67,275
McGraw Hill Financ.	2,019	150,416
McKesson Corp	1,736	287,985
Mead Johnson Nutr.	1,560	131,836
Medtronic Inc	7,560	433,339
Merck & Co Inc	22,116	1,102,040
Molson Coors Brewing DL	1,200	63,204
Mondelez Int'l Inc.	12,847	430,760
Monster Beverage Co*	1,129	66,814
Moody's Corp	1,498	111,796
Mylan Inc*	3,101	136,847
Patterson Cos Inc	758	31,449
PepsiCo Inc	11,411	963,773
Perrigo Co	677	105,538
Pfizer Inc	52,935	1,679,628
Philip Morris Intl.	12,281	1,050,517
Procter & Gamble Co	20,266	1,706,803
Quanta Services Inc*	1,601	47,406
Quest Diagnostics	1,168	71,178
Regeneron Pharma.*	562	165,149
Reynolds American	2,525	127,386
Robert Half Intl	1,032	39,866
Safeway Inc	1,746	61,058
Science Applications	333	12,271
St Jude Medical Inc	2,310	134,950
Stryker Corp	2,155	160,375
Sysco Corp	4,516	151,873
Tenet Healthcare*	766	33,053
The ADT Corporation	1,732	70,250
Total System Service	1,190	36,950
Tyson Foods Inc	2,328	73,774
UnitedHealth Group	7,592	565,452
Varian Medical Sys.*	875	68,294
WellPoint Inc (New)	2,432	225,884
Western Union Co	4,688	78,149
Whole Foods Market	2,358	133,463
Zimmer Holdings Inc	1,338	122,307
Total Consumer, Non-Cyclical		26,387,870

Diversified (0.03%)
Leucadia National Co	1,447	41,471
Total Diversified		41,471

Energy (10.01%)
Anadarko Petroleum	3,750	333,075
Apache Corp	2,792	255,440
Baker Hughes Inc	3,384	192,753
Cabot Oil & Gas Corp	3,164	109,000
Cameron Inter. Corp.*	1,865	103,302
Chesapeake Energy Co	3,818	102,590
Chevron Corp	14,364	1,758,728
ConocoPhillips	8,936	650,541
Consol Energy Inc	1,500	53,370
Denbury Resources*	2,835	47,288
Devon Energy Corp	2,767	167,736
Diamond Offshore	576	34,589
Ensco PLC Class A	1,707	100,850
EOG Resources Inc	1,925	317,625
EQT Corp.	1,085	92,344
Exxon Mobil Corp	32,991	3,083,999
FMC Technologies Inc*	1,793	86,243
Halliburton Co	6,883	362,596
Helmerich & Payne	805	61,985
Hess Corp	2,293	186,031
Kinder Morgan Inc	4,655	165,439
Marathon Oil Corp	5,187	186,939
Marathon Petroleum	2,489	205,940
Murphy Oil Corp	1,357	88,110
Murphy USA Inc.*	339	15,340
Nabors Industries	2,404	39,786
National-Oilwell Inc	3,192	260,148
Newfield Exploration*	988	27,763
Noble Corp plc	1,885	71,856
Noble Energy Inc	2,616	183,748
Occidental Petroleum	5,892	559,504
Oneok Inc	1,546	89,776
Peabody Energy Corp	2,200	40,040
Phillips 66	4,612	321,041
Pioneer Natural Res.	880	156,420
QEP Resources Inc.	1,500	48,030
Range Resources Corp	1,202	93,335
Rowan Companies plc*	921	31,885
Schlumberger Ltd	9,690	856,790
Southwestern Energy*	2,561	99,008
Spectra Energy Corp.	4,856	162,919
Tesoro Corp	1,028	60,272
Valero Energy Corp	4,032	184,343
Williams Cos Inc	4,450	156,729
WPX Energy Inc.*	1,483	27,569
Total Energy		12,232,815

Financial (16.07%)
ACE Ltd	2,500	256,950
Aflac Inc	3,445	228,645
Allstate Corp/The	3,620	196,457
American Express Co	7,257	622,651
American Int'l Group	10,870	540,783
American Tower Corp	2,860	222,422
Ameriprise Financial	1,612	174,499
AON PLC	2,362	192,834
Apartment Investment REIT	1,070	26,868
Assurant Inc	596	38,704
AvalonBay Community REIT	686	81,332
Bank of America Corp	77,978	1,233,612
Bank of NY Mellon	8,692	292,920
BB&T Corp	5,247	182,281
Berkshire Hathaway Class B*	13,493	1,572,339
BlackRock, Inc.	941	284,888
Boston Properties REIT	1,078	107,250
Capital One Finl.	4,021	288,024
CBRE Group Inc*	2,058	49,886
Charles Schwab Corp	7,272	178,019
Chubb Corp	1,969	189,910
Cincinnati Financial	1,179	61,791
Citigroup Inc	21,278	1,126,032
CME Group Inc.	2,250	184,388
Comerica Inc	1,331	60,361
Discover Financial	3,788	201,900
E*Trade Financial Co*	1,181	21,164
Equity Residential REIT	2,164	111,533
Fifth Third Bancorp	6,069	123,322
First Horizon Nation	1,791	20,077
Franklin Resources	3,105	171,986
Genworth Financial*	3,728	56,330
Goldman Sachs Group	3,315	560,036
Hartford Financial	2,922	104,111
HCP Inc REIT	3,020	111,045
Health Care REIT Inc REIT	1,873	104,869
Host Hotels & Resort REIT	5,173	95,235
Hudson City Bancorp	3,497	32,662
Huntington Bancshare	5,456	50,086
IntercontinentalEx.*	535	114,110
Invesco Ltd.	3,410	118,839
JPMorgan Chase & Co	27,735	1,586,997
Keycorp	6,704	85,476
Kimco Realty Corp REIT	2,994	61,736
Legg Mason Inc	884	34,573
Lincoln National	2,305	118,316
Loews Corp	2,394	113,356
M&T Bank Corp	918	105,900
Marsh & McLennan Cos	4,025	190,986
Metlife Inc	7,704	402,072
Morgan Stanley	10,374	324,706
Northern Trust Corp	1,610	94,974
People's United Fin.	2,887	43,709
Plum Creek Timber Co	1,188	51,963
PNC Financial Svs.	3,945	303,568
Principal Financial	2,041	103,336
Progressive Corp/The	4,123	115,155
Prologis Inc. REIT	3,315	125,738
Prudential Financial	3,541	314,299
Public Storage REIT	1,035	158,045
Regions Financial Co	9,066	88,212
Simon Property Group	2,175	325,924
SLM Corp	3,621	96,500
State Street Corp	3,525	255,950
SunTrust Banks Inc	3,809	138,000
T. Rowe Price Group	1,965	158,104
The Macerich Co REIT	1,011	57,566
The Nasdaq OMX Group	1,127	44,280
Torchmark Corp	784	59,584
Travelers Cos Inc.	2,855	259,063
Unum Group	2,266	76,070
US Bancorp	13,884	544,530
Ventas Inc	2,081	118,263
Visa Inc. Class A	3,845	782,304
Vornado Realty Trust	1,244	109,385
Wells Fargo & Co	36,145	1,591,101
Weyerhaeuser Co	3,870	116,603
XL Group PLC	2,249	71,946
Zions Bancorporation	1,054	30,914
Total Financial		19,650,355

Industrial (10.65%)
3M Co	4,679	624,693
Agilent Technologies	2,633	141,050
Amphenol Corp Class A	1,186	100,810
Ball Corp	1,134	56,677
Bemis Co	906	35,361
Boeing Co	4,978	668,297
Caterpillar Inc	4,752	402,019
CH Robinson WW	1,280	75,046
CSX Corp	7,645	208,479
Cummins Inc	1,302	172,333
Danaher Corp	4,166	311,617
Deere & Co	2,919	245,897
Dover Corp	1,334	121,047
Eaton Corp PLC	3,484	253,147
Emerson Electric Co	5,336	357,459
Expeditors Intl.	1,549	67,289
FedEx Corp	2,148	297,928
Flir Systems Inc	1,158	34,358
Flowserve Corp	1,128	80,517
Fluor Corp	1,298	100,997
Garmin Ltd	806	39,139
General Dynamics	2,440	223,650
General Electric Co	76,880	2,049,619
Honeywell Intl.	5,633	498,577
Illinois Tool Works	3,173	252,507
Ingersoll-Rand Co	2,109	150,625
Jabil Circuit Inc	1,699	34,439
Jacobs Engineering*	1,000	59,770
Joy Global Inc	784	44,343
Kansas City Southern	811	98,147
L-3 Communications	719	74,388
Leggett & Platt Inc	1,017	30,724
Lockheed Martin Corp	1,981	280,648
Masco Corp	2,627	58,897
Molex Inc	1,013	39,142
Norfolk Southern	2,398	210,281
Northrop Grumman	1,818	204,852
Owens-Illinois Inc*	1,395	46,035
Pall Corp	838	70,141
Parker Hannifin Corp	1,096	129,153
Pentair Ltd.	1,542	109,050
PerkinElmer Inc	1,021	38,839
Precision Castparts	1,073	277,317
Raytheon Co	2,443	216,645
Republic Services	2,203	76,907
Rockwell Automation	1,085	123,234
Rockwell Collins Inc	1,079	78,476
Roper Industries Inc	694	90,012
Ryder System Inc	477	33,314
Sealed Air Corp	1,582	50,798
Snap-On Inc	424	45,008
Stanley Black & Deck	1,237	100,679
Stericycle Inc*	642	75,422
TE Connectivity Ltd	3,236	170,602
Textron Inc	2,069	68,753
Thermo Fisher Scient	2,658	268,059
Tyco International	3,464	132,117
Union Pacific Corp	3,488	565,196
United Parcel Svs.	5,289	541,488
United Technologies	6,172	684,228
Vulcan Materials Co	956	53,890
Waste Management Inc	3,352	153,119
Waters Corp*	682	67,879
Xylem Inc	1,498	51,771
Total Industrial		13,022,901

Technology (12.36%)
Accenture PLC	4,670	361,785
Adobe Systems Inc*	3,587	203,670
Advanced Micro Devic*	4,487	16,333
Akamai Technologies*	1,400	62,608
Altera Corp	2,432	78,432
Analog Devices Inc	2,227	107,386
Apple Inc.	6,897	3,835,215
Applied Materials	9,105	157,517
Autodesk Inc*	1,669	75,522
Broadcom Corp	3,543	94,563
CA Inc	2,646	87,318
Cerner Corp*	2,120	121,836
Citrix Systems Inc*	1,348	79,963
Cognizant Technology*	2,204	206,934
Computer Sciences Co	1,256	66,091
Dun & Bradstreet	396	46,273
Electronic Arts Inc*	2,629	58,311
EMC Corp	14,917	355,770
Fidelity National	1,851	93,809
First Solar, Inc.*	370	22,133
Fiserv Inc*	1,057	116,154
Hewlett-Packard Co	14,359	392,719
Intel Corp	36,299	865,368
Intl Bus Machines	7,714	1,386,052
Intuit Inc	2,031	150,761
Kla-Tencor Corp	1,304	83,286
Lam Research Corp*	1,341	69,880
Linear Technology Co	1,694	72,080
LSI Corp.	4,118	33,232
Microchip Technology	1,401	60,649
Micron Technology*	6,485	136,834
Microsoft Corp	55,516	2,116,825
NetApp, Inc.	2,586	106,673
Nvidia Corp	4,572	71,323
Oracle Corp	27,191	959,570
Paychex Inc	2,454	107,313
Pitney Bowes Inc	1,820	42,169
Qualcomm Inc	12,533	922,178
Red Hat Inc*	1,433	67,136
SALESFORCE.COM*	3,760	195,858
Sandisk Corp	1,741	118,649
Seagate Technology	2,601	127,553
Teradata Corp.*	1,256	57,324
Teradyne Inc*	1,380	23,501
Texas Instruments	8,319	357,717
Western Digital	1,637	122,840
Xerox Corp	10,310	117,328
Xilinx Inc	2,112	93,836
Total Technology		15,106,277

Utilities (2.76%)
AES Corp/The	4,674	68,100
AGL Resources Inc	850	39,559
Ameren Corp	1,808	64,817
American Electric	3,645	171,534
Centerpoint Energy	2,979	69,798
CMS Energy Corp	2,062	54,725
Consolidated Edison	2,227	122,953
Dominion Resources	4,251	275,932
DTE Energy Co	1,258	83,959
Duke Energy	5,180	362,391
Edison International	2,433	112,429
Entergy Corp	1,304	80,705
Exelon Corp	6,183	166,385
FirstEnergy Corp	3,123	101,903
Integrys Energy	615	33,050
NextEra Energy Inc.	3,154	266,797
NiSource Inc	2,050	64,821
Northeast Utilities	2,274	93,416
NRG Energy Inc	1,956	51,756
Pepco Holdings Inc	1,700	32,436
PG&E Corp	2,830	114,247
Pinnacle West Cap	806	43,008
PPL Corp	4,208	129,228
Public Service Enter	3,861	126,216
SCANA Corp	845	39,859
Sempra Energy	1,653	146,191
Southern Co/The	6,412	260,520
TECO Energy Inc	1,498	25,526
Wisconsin Energy	1,695	70,800
Xcel Energy Inc	3,728	104,459
Total Utilities		3,377,520

Total Common Stock (Cost $59,729,938)		118,577,662

Preferred Stock (0.00%)
OSH 1 Liquidating Co Series A; 0% Coupon	20	1
Total Preferred Stock (Cost $24)		1

Short-Term Investments (0.99%)

United States Treasury Bills (0.99%)	Par Value
United States T-Bill 12/19/2013, DN	1,000,000	999,982
United States T-Bill 01/23/2014, DN	200,000	199,991
Total United States Treasury Bills		1,199,973

Total Short-Term Investments (Cost $1,199,973)		1,199,973

Total Investments (Cost $60,929,935) (a) (97.97%)		119,777,636
Other Net Assets (2.03%)		2,487,198
Net Assets (100.00%)		122,264,834

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $60,929,935.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	62,712,382
Unrealized depreciation	(3,864,681)
Net unrealized appreciation	58,847,701

(b) Futures contracts at November 30, 2013:

Contracts - $50 times premium / delivery month / commitment
S&P 500 E-mini	Unrealized Appreciation
42 / DEC 2013 / Long	235,725

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (99.75%)

Basic Materials (4.37%)
Albemarle Corp	10,020	688,474
Ashland Inc	8,214	748,133
Cabot Corp	6,690	326,472
Carpenter Technology	4,953	298,616
Commercial Metals Co	13,024	252,926
Compass Minerals Int	3,720	266,166
Cytec Industries Inc	4,665	417,424
Domtar Corp	3,868	330,753
Intrepid Potash	5,237	80,912
Minerals Tech	4,104	243,778
NewMarket Corp	1,215	393,599
Olin Corp	8,903	221,061
Reliance Steel & Alu	8,455	621,696
Royal Gold, Inc. DL	7,212	325,189
RPM International In	14,789	585,644
Sensient Tech.	5,551	272,776
Steel Dynamics Inc	24,679	449,651
Valspar Corp	9,289	655,896
Total Basic Materials		7,179,166

Communications (4.09%)
Adtran Inc	7,191	184,665
AMC Networks Inc Class A*	6,477	415,759
AOL Inc.	8,577	382,363
Ciena Corp*	11,260	250,085
Equinix, Inc*	5,418	870,673
Factset Research Sys	4,600	519,800
InterDigital Inc.	4,569	154,843
John Wiley & Sons	5,304	270,292
Lamar Advertising Co*	6,194	309,204
Meredith Corp	4,188	223,388
Neustar Inc. Class A*	7,344	358,020
New York Times Co	14,132	197,283
Plantronics Inc	4,730	211,573
Polycom Inc*	19,995	214,946
Rackspace Hosting*	11,802	450,954
RF Micro Devices Inc*	31,124	164,335
Scholastic Corp	2,834	86,550
Telephone & Data Sys	10,876	302,462
Tellabs Inc	37,181	91,093
Tibco Software Inc.*	17,315	418,504
Time Warner Telecom Class A*	16,901	478,635
Valueclick Inc*	7,937	169,852
Total Communications		6,725,279

Consumer, Cyclical (13.57%)
Advance Auto Parts	8,216	829,898
Aeropostale Inc*	8,691	89,691
Alaska Air Group Inc	7,811	607,227
American Eagle	20,118	327,320
Ann Inc*	5,447	194,294
Arrow Electronics*	11,772	604,374
Ascena Retail Group*	13,851	295,026
Bally Technologies*	4,296	320,353
Barnes & Noble Inc*	4,610	77,356
Big Lots Inc*	6,439	246,807
Bob Evans Farms Inc	3,095	172,051
Brinker Intl	7,873	370,267
Cabels's Inc*	5,184	317,520
Carter's Inc	5,772	407,907
Cheesecake Factory	5,614	273,683
Chico's FAS Inc	18,893	353,110
Cinemark Holdings	11,452	377,801
Copart Inc*	12,028	414,124
CST Brands, Inc.	6,833	224,737
Deckers Outdoor Corp*	3,826	316,181
Dicks Sporting Goods	10,881	614,994
Domino's Pizza, Inc.	6,303	435,726
Dreamworks Animation*	7,962	253,669
Foot Locker Inc	16,738	650,941
Guess? Inc	6,894	236,188
Hanesbrands Inc.	10,991	770,469
Herman Miller Inc	6,532	208,436
HNI Corp	5,210	206,524
HSN Inc.	4,193	240,678
Ingram Micro Inc*	16,911	396,394
International Spdway	2,835	97,326
JetBlue Airways Corp*	23,748	211,120
KB Home	8,392	147,112
Life Time Fitness*	4,500	218,295
LKQ Corporation*	33,184	1,100,050
MDC Holdings Inc	4,359	131,729
Mohawk Industries*	6,435	901,029
MSC Indust'l Direct	5,190	398,852
NVR Inc*	517	501,480
Office Depot Inc*	32,067	174,444
Oshkosh Truck Corp	9,717	473,704
Owens & Minor Inc	7,028	268,259
Panera Bread Co*	3,166	560,034
Polaris Industries	7,162	955,912
Regis Corp	6,382	102,048
Scientific Games Cor*	6,568	117,896
Signet Jewelers Ltd	9,096	698,937
Tempur-Pedic Intl*	6,696	341,630
The Wendy's Co	31,636	272,386
Thor Industries Inc	4,882	263,970
Toll Brothers Inc*	16,521	563,366
Tractor Supply Co	15,396	1,127,141
Under Armour Inc.*	8,282	668,357
Watsco Inc	3,199	306,976
Williams-Sonoma Inc	9,740	575,829
World Fuel Services	8,017	307,853
Total Consumer, Cyclical		22,319,481

Consumer, Non-Cyclical (18.73%)
Aaron's Inc.	7,927	227,029
Alliance Data Sys*	5,538	1,341,636
Bio-Rad Laboratories*	2,287	280,432
Brink's Co/The	5,281	177,072
Charles River Lab*	5,512	287,561
Church & Dwight Inc	15,349	1,001,522
Community Health Sys	10,229	421,946
Convergys Corp	11,819	242,526
Cooper Cos Inc	5,437	716,270
CoreLogic Inc.*	10,961	386,156
Corporate Executive	3,869	284,874
Covance Inc*	6,194	522,650
Dean Foods Co*	10,340	185,913
Deluxe Corp	5,906	293,469
DeVry Education Grp	6,489	230,619
Endo Pharmaceuticals*	12,670	851,297
Flowers Foods Inc	19,077	414,543
FTI Consulting Inc*	4,761	213,817
Gartner Inc*	10,261	663,374
Global Payments Inc	8,829	556,668
Green Mtn Coffee*	13,715	924,117
Harris Teeter Spmkts	5,178	255,690
Health Mgmt Assoc. Class A*	28,566	373,929
Health Net Inc*	8,800	268,840
Henry Schein Inc*	9,740	1,110,360
Hill-Rom Holdings	6,700	277,447
Hilshire Brands Co	13,358	446,424
HMS Holdings Corp*	9,885	226,465
Hologic Inc*	29,720	665,431
Idexx Laboratories*	6,061	631,314
Ingredion Inc.	8,585	593,739
Jarden Corp*	11,241	632,194
Lancaster Colony	2,241	194,205
Lender Processing	9,511	333,931
LifePoint Hospitals*	5,222	267,523
Manpower Group	8,549	683,322
Masimo Corporation*	5,849	167,457
Matthews Intl Corp	3,305	139,405
Mednax Inc.*	5,532	612,946
Monster Worldwide*	13,869	78,082
Omnicare Inc	11,638	666,625
Post Holdings Inc.*	3,204	162,283
Rent-A-Center Inc	6,464	220,164
Resmed Inc	15,935	777,787
Rollins Inc	7,481	210,441
RR Donnelley & Sons	20,054	370,999
Scotts Co/The	4,332	253,769
SEI Investments Co	15,223	511,188
Service Corp Intl	23,444	423,633
Sotheby's	7,605	389,832
Steris Corp	6,492	299,541
Strayer Education	1,350	50,153
SUPERVALU Inc.*	22,173	143,016
Techne Corp	3,893	333,007
Teleflex Inc	4,591	451,341
Thoratec Corporation*	6,583	259,173
Tootsie Roll Ind.	2,384	76,407
Towers Watson & Co. Class A	6,267	705,664
Tupperware Brands	6,008	548,771
United Natural Foods*	5,481	377,367
United Rentals Inc*	10,424	716,442
United Therapeutics*	5,182	478,350
Universal Corp/Richm	2,699	140,780
Universal Health Svs CL B	9,915	817,293
Valassis Comm.	4,347	127,628
VCA Antech Inc*	10,077	301,806
Vertex Pharma.*	24,269	1,684,754
WellCare Health Plan*	4,828	358,720
WEX Inc.*	4,359	432,674
Whitewave Foods Co Class A*	15,394	327,430
Total Consumer, Non-Cyclical		30,799,233

Energy (5.09%)
Alpha Natural Res*	24,779	165,524
Arch Coal Inc	23,608	96,321
Atwood Oceanics Inc*	6,341	333,283
Bill Barrett Corp*	5,594	150,423
CARBO Ceramics Inc	2,183	268,574
Cimarex Energy Co	9,656	913,264
Dresser-Rand Group*	8,514	480,530
Dril-Quip Inc*	4,000	434,240
Energen Corp	8,124	586,309
Forest Oil Corp*	12,999	57,456
Helix Energy*	11,005	244,421
HollyFrontier Corp	22,604	1,084,539
Oceaneering Intl.	12,010	927,052
Oil States Intl Inc*	5,784	591,992
Patterson-UTI Energy	16,231	378,345
Rosetta Resources*	6,633	335,431
SM Energy Co.	7,223	636,635
Superior Energy Svs*	17,756	452,423
Unit Corp*	4,812	231,746
Total Energy		8,368,508

Financial (21.14%)
Affiliated Mgrs Grp*	5,774	1,156,242
Alexander & Baldwin	4,846	183,130
Alexandria REIT	7,824	494,946
Alleghany Corp*	1,872	737,755
American Campus REIT	11,580	375,539
American Finl. Group	8,315	479,443
Apollo Investment	22,201	200,253
Arthur J Gallagher	14,000	651,560
Aspen Insurance Hldg	7,768	313,983
Associated Banc-Corp	18,655	321,612
Astoria Financial Co	9,437	131,929
BancorpSouth, Inc.	8,709	208,232
Bank of Hawaii Corp	5,172	305,924
BioMed Realty Trust REIT	20,484	380,593
BRE Properties REIT	8,533	437,146
Brown & Brown Inc	13,083	413,684
Camden Property Trst REIT	9,399	544,390
Cathay Gen Bancorp	8,233	227,478
CBOE Holdings Inc.	9,691	506,645
City National Corp	5,275	402,799
Commerce Bancshares	8,988	405,539
Corporate Office REIT	8,366	185,976
Corrections Corp REIT	12,610	420,544
Cullen/Frost Bankers	6,904	495,845
Duke Realty Corp REIT	35,779	543,125
East West Bancorp	15,561	533,431
Equity One Inc REIT	6,724	150,618
Essex Property Trust REIT	4,094	621,510
EV Corp	13,027	544,659
Everest Re Group Ltd	5,683	891,265
Extra Space Storage REIT	11,372	476,714
Federal REIT	7,174	742,652
Federated Investors	10,454	285,290
Fidelity Natl. Finan Class A	23,703	689,046
First American Finan	11,880	314,345
First Niagara Finl	39,152	436,153
FirstMerit Corp	18,369	421,752
Fulton Financial	22,371	292,389
Greenhill & Co.	3,000	164,130
Hancock Holding Co.	9,548	336,090
Hanover Ins Group	4,957	298,957
HCC Insurance Hlds	11,324	520,678
Highwoods Properties REIT	8,187	294,077
Home Properties Inc REIT	5,450	286,561
Hospitality Ppty REIT	15,309	415,946
International Bancsh	5,988	156,227
Janus Capital Group	21,687	235,955
Jones Lang LaSalle	4,915	480,294
Kemper Corp.	5,832	218,817
Kilroy Realty Corp REIT	8,334	419,617
Liberty Prop. Trust REIT	13,132	425,345
Mack-Cali Realty REIT	9,381	190,997
Mercury Gen Corp	4,206	202,182
National Retail REIT	12,882	409,004
New York Cmnty Bncrp	48,901	807,845
Old Republic Intl	27,132	466,670
Omega Healthcare REIT	12,220	399,472
Potlatch Corp	4,670	186,100
Primerica Inc.	5,087	218,894
Prosperity Bancshare	4,916	315,263
Protective Life Corp	8,692	417,042
Raymond James Finl.	12,563	605,285
Rayonier Inc REIT	13,795	608,497
Realty Income Corp	21,578	822,338
Regency Centers REIT	10,132	474,583
Reinsurance Grp Amer	8,267	619,860
Senior Housing Ppty REIT	9,493	215,016
Signature Bank*	5,202	552,713
SL Green Realty Corp	9,801	886,696
Stancorp Financial	5,135	329,205
SVB Financial Group*	4,916	497,696
Synovus Financial Co	89,266	311,538
Taubman Centers Inc REIT	7,046	460,667
TCF Financial Corp	17,806	279,020
Trustmark Corp	6,874	192,816
UDR Inc. REIT	28,136	654,725
Valley Natl Bancorp	22,192	225,249
Waddell & Reed Fin.	9,643	614,548
Washington Federal	12,110	283,253
Webster Financial Co	10,000	294,800
Weingarten Realty REIT	12,545	358,034
Westamerica Bancorp	3,016	167,026
WR Berkley Corp	12,235	535,771
Total Financial		34,779,635

Industrial (19.02%)
Acuity Brands Inc	4,744	486,402
Aecom Technology*	11,651	338,578
AGCO Corp	10,951	638,224
Alliant Techsystems	3,639	441,156
Ametek Inc	27,124	1,335,047
AptarGroup Inc	7,452	483,784
Avnet Inc	15,236	607,916
B/E Aerospace Inc*	11,709	1,018,683
Carlisle Cos Inc	7,093	521,406
Clarcor Inc	5,663	342,781
Clean Harbors Inc*	5,336	281,581
Con-Way Inc.	6,247	258,563
Crane Co	5,467	340,649
Donaldson Co Inc	14,982	625,199
Eagle Materials Inc	5,215	406,770
Energizer Holdings	6,884	759,649
Esterline Tech.*	3,453	303,933
Exelis Inc	21,453	379,075
Fortune Brands Home	18,084	788,462
GATX Corp	5,208	261,285
General Cable Corp	5,607	163,388
Genesee & Wyo. Inc Class A*	5,497	528,811
Gentex Corp	16,233	483,906
Graco Inc	6,743	520,762
Granite Construction	3,874	121,063
Greif Inc	3,373	185,346
Harsco Corp	9,381	245,313
Hubbell Inc	6,006	648,107
Huntington Ingalls	5,672	466,409
IDEX Corp	9,164	653,668
Itron Inc*	4,487	190,024
ITT Corp	10,249	418,364
JB Hunt Transport	10,154	763,479
KBR Inc.	16,678	564,217
Kennametal Inc	8,985	426,608
Kirby Corp*	6,292	594,279
Landstar System Inc	5,264	295,468
Lennox International	5,220	430,128
Lincoln Electric Hld	9,211	658,402
Louisiana-Pacific Co*	15,807	259,235
Martin Marietta Mtls	5,140	496,318
Matson Inc.	4,846	121,295
Mettler-Toledo Inter*	3,370	830,941
Mine Safety Appl Co	3,472	172,975
National Instruments	10,469	327,261
Nordson Corp	6,303	454,572
Packaging Corp Amer.	10,873	666,080
Regal-Beloit Corp	4,674	343,913
Rock-Tenn Co	7,954	751,017
Silgan Holdings Inc	5,028	235,059
Sonoco Products Co	11,328	453,800
SPX Corp	5,226	494,589
Tech Data Corp*	4,245	220,061
Terex Corp*	12,371	449,315
Tidewater Inc	5,485	312,864
Timken Co	8,842	457,662
Trimble Navigation*	28,034	894,285
Trinity Industries	9,036	469,059
Triumph Group Inc	5,614	415,099
URS Corp	8,642	449,125
UTI Worldwide Inc	11,582	183,111
Valmont Industries	2,476	358,302
Vishay Intertech.*	14,822	191,648
Wabtec Corp	10,710	738,990
Waste Connections	13,885	610,107
Werner Enterprises	5,007	120,518
Woodward Inc.	6,767	290,304
Worthington Ind.	5,873	246,255
Zebra Technologies*	5,658	293,311
Total Industrial		31,283,956

Technology (8.95%)
3D Systems Corp*	10,164	763,927
ACI Worldwide Inc*	4,414	284,835
Acxiom Corp*	8,198	272,829
Advent Software Inc	3,719	130,723
Allscripts Hlthcare*	19,262	287,774
Ansys Inc*	10,453	895,509
Atmel Corp*	48,788	373,228
Broadridge Financial	13,532	516,246
Cadence Design Sys*	30,869	409,014
Commvault Systems*	4,696	351,496
Compuware Corp	23,604	259,408
Concur Technologies*	5,070	492,246
Cree Inc*	13,021	726,572
Cypress Semi. Corp	14,914	144,517
Diebold Inc	7,043	240,378
DST Systems Inc	3,448	304,458
Fair Isaac Corp	3,805	224,533
Fairchild Semiconduc*	14,192	180,664
Informatica Corp*	12,097	469,485
Integrated Dev. Tech*	15,931	158,036
International Rectif*	8,025	192,119
Intersil Corp	14,892	156,664
Jack Henry & Assoc.	9,777	555,040
Lexmark Intl	7,026	248,510
ManTech Intl	2,694	77,506
Mentor Graphics Corp	10,846	244,306
Micros Systems Inc*	9,005	483,749
MSCI Inc.*	13,351	592,651
NCR Corp*	17,836	623,368
PTC Inc.*	13,580	441,893
QLogic Corp*	10,094	125,267
Riverbed Technology*	18,171	314,358
Rovi Corp.*	11,545	212,428
Semtech Corp*	7,334	217,966
Silicon Laboratories*	4,321	168,735
Skyworks Solutions*	21,229	564,479
Solarwinds Inc.*	6,842	228,796
Solera Holdings Inc.	7,649	510,571
SunEdison Inc.*	26,786	340,450
Synopsys Inc*	16,656	610,109
Verifone Systems Inc*	11,989	307,038
Total Technology		14,701,881

Utilities (4.79%)
Alliant Energy Corp	12,508	644,164
Aqua America Inc	19,558	470,761
Atmos Energy Corp	10,165	451,834
Black Hills Corp	4,587	230,588
Cleco Corp	6,853	313,251
Great Plains Energy	17,219	408,779
Hawaiian Electric	10,833	274,183
Idacorp Inc	5,627	290,803
MDU Resources Group	21,274	631,200
National Fuel Gas Co	9,360	631,613
NV Energy Inc.	26,105	617,383
OGE Energy Corp	22,100	760,682
PNM Resources Inc	8,974	208,825
Questar Corp	19,444	437,879
UGI Corp	12,786	514,764
Vectren Corp	9,231	320,131
Westar Energy Inc	13,837	433,928
WGL Holdings Inc	5,737	228,619
Total Utilities		7,869,387

Total Common Stock (Cost $91,629,412)		164,026,526

Short-Term Investments (0.24%)

United States Treasury Bills (0.24%)	Par Value
United States T-Bill 12/19/2013, DN	100,000	99,998
United States T-Bill 01/23/2014, DN	300,000	299,986
Total United States Treasury Bills		399,984

Total Short-Term Investments (Cost $399,984)		399,984

Total Investments (Cost $92,029,396) (a) (99.99%)		164,426,510
Other Net Assets (0.01%)		15,601
Net Assets (100.00%)		$164,442,111

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $92,029,396.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$74,974,300
Unrealized depreciation	(2,577,186)
Net unrealized appreciation	$72,397,114

(b) Futures contracts at November 30, 2013:

Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Appreciation
8 / DEC 2013 / Long	$32,000

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (96.14%)

Basic Materials (4.06%)
AK Steel Holding Cor*	9,442	53,442
Amcol International	1,832	57,085
American Vanguard Co	1,690	48,554
Balchem Corp	2,248	132,969
Century Aluminum Co*	4,083	36,747
Clearwater Paper*	1,654	87,579
Deltic Timber Corp	776	48,896
Glatfelter	3,044	85,202
Globe Specialty Mtls	4,542	80,848
Hawkins Inc.	618	23,336
HB Fuller Co	3,779	193,598
Innophos Holdings	1,553	74,513
Kaiser Aluminum Corp	1,409	94,854
KapStone Paper	3,013	160,533
Kraton Perf Polymers*	2,295	53,451
Materion Corp.	1,549	44,549
Neenah Paper	1,124	47,197
OM Group Inc*	2,228	73,390
PolyOne Corp	7,188	233,321
Quaker Chemical Corp	909	73,665
Schulman A Inc	2,273	77,737
Schweitzer-Mauduit	2,492	128,612
Stepan Company	1,428	90,621
Stillwater Mining Co Dually Listed*	8,967	100,699
Wausau Paper Corp	3,194	38,775
Zep Inc.	1,706	32,858
Total Basic Materials		2,173,031

Communications (4.15%)
Anixter Internationa*	2,047	180,955
ARRIS Group Inc*	8,628	177,047
Atlantic Tele-Nwtk	630	35,324
Black Box Corp	1,103	30,895
Blucora Inc.*	2,877	83,663
Blue Nile Inc*	1,051	48,409
CalAmp Corp*	2,332	58,160
Cbeyond Comm Inc*	1,695	9,407
Cincinnati Bell Inc*	14,029	44,893
ComScore Inc.*	2,350	63,944
Comtech Telecom.	1,983	63,734
Dealertrack Tech Inc*	3,294	137,689
Dice Holdings Inc.*	3,715	27,045
Digital Generation*	1,808	21,352
EW Scripps Co CL A*	2,319	47,006
FTD Companies Inc.*	1,338	44,127
General Comm. Class A*	2,942	29,273
Harmonic Inc*	8,338	64,203
Harte-Hanks Inc	3,096	24,644
HealthStream Inc*	1,397	46,995
Ixia*	3,738	48,557
Liquidity Services*	1,721	39,876
LogMeIn Inc*	1,585	54,683
Lumos Networks Corp.	906	20,892
NetGear Inc*	2,909	93,408
NIC Inc.	4,493	109,539
NTELOS Holdings Corp	906	19,397
OpenTable, Inc.*	1,726	144,242
Oplink Communication*	1,360	22,059
PC-Tel Inc	942	9,345
Perficient Inc*	2,489	53,962
Procera Networks Inc*	1,380	21,073
QuinStreet Inc.*	1,826	15,978
Stamps.com Inc*	1,100	50,677
United Online Inc	956	15,133
USA Mobility Inc	1,400	20,566
VASCO Data Intl Inc*	2,046	15,754
Viasat Inc*	3,352	201,689
XO Group Inc*	1,600	25,072
Total Communications		2,220,667

Consumer, Cyclical (16.62%)
Allegiant Travel*	1,121	124,095
Arctic Cat Inc	1,013	57,002
Barnes & Noble Inc*	2,792	46,850
Big 5 Sporting Goods	1,300	24,206
Biglari Holdings Inc*	103	49,961
BJ's Restaurants Inc*	1,643	48,699
Boyd Gaming Corp*	5,235	59,941
Brown Shoe Co Inc	3,087	79,429
Brunswick Corp	6,813	311,357
Buckle Inc/The	2,109	111,904
Buffalo Wild Wings*	1,413	212,289
Callaway Golf Co	5,352	43,351
Casey's Gen. Stores	3,031	225,567
Cash America Intl.	2,136	80,335
Cato Corp/The	1,862	63,382
CEC Entertainment	1,417	67,945
Childrens Place*	1,875	103,125
Christopher & Banks*	1,875	11,756
Cracker Barrel	1,789	194,089
Crocs Inc.*	6,649	91,756
Daktronics Inc	2,848	43,574
Digital Theater Sys*	1,151	25,771
DineEquity Inc.	1,133	95,319
Dorman Products, Inc	2,289	113,946
Ethan Allen Interior	1,913	59,112
Ezcorp Inc*	4,078	47,631
Fifth & Pacific Co*	9,230	301,452
First Cash Financial*	2,107	133,963
Francesca's Holdings*	3,184	62,470
Fred's Inc	2,610	45,310
G&K Services Inc	1,371	82,562
Genesco Inc*	1,705	127,722
Group 1 Automotive	1,718	117,597
Haverty Furniture Co	1,506	42,921
Hibbett Sports Inc.*	2,017	130,238
Iconix Brand Group*	5,255	208,518
Interface Inc	4,469	89,603
Interval Leisure	2,925	78,332
iRobot Corp.*	2,156	71,601
Jack in the Box Inc*	3,444	163,073
Jakks Pacific Inc	1,604	10,362
JOS A Bank Clothiers*	1,993	113,242
Kirkland's Inc*	1,134	29,053
La-Z-Boy Inc	3,743	109,520
Lithia Motors CL A	1,577	104,208
Lumber Liquidators*	2,069	208,328
M/I Homes, Inc.*	1,832	40,249
Marcus Corp	1,435	20,937
MarineMax Inc*	1,746	27,447
Marriott Vacations*	2,289	119,577
Men's Wearhouse Inc	3,812	194,869
Meritage Homes Corp*	2,561	111,608
Mobile Mini Inc*	3,247	131,179
Monarch Casino & Res*	600	10,650
Multimedia Games Hld*	2,088	60,552
MWI Vet. Supply*	963	175,430
Office Depot Inc*	16,591	90,255
Oxford Industries	1,015	76,328
Papa John's Intl.	1,264	107,282
PEP Boys*	3,995	54,732
Perry Ellis Intl Inc	700	10,871
PetMed Express, Inc.	1,300	20,514
Pinnacle Entmt.*	4,467	112,300
Pool Corp	3,525	197,541
Quiksilver Inc*	9,389	83,562
Red Robin Gourmet*	1,127	89,833
Ruby Tuesday Inc*	4,509	31,788
Ruth's Hospitality	2,518	36,209
Ryland Group Inc	3,474	137,292
Scansource Inc*	1,941	81,503
Select Comfort Corp*	4,002	84,482
Skechers U.S.A. Class A*	2,975	100,020
Skywest Inc	3,479	58,795
Sonic Automotive Inc	2,552	60,533
Sonic Corp*	3,769	74,589
Spartan Motors Inc	1,900	13,129
Stage Stores Inc	2,706	56,853
Standard Motor	1,388	48,191
Standard Pacific*	10,452	85,497
Stein Mart Inc	2,099	30,939
Steve Madden Ltd*	4,354	169,632
Superior Industries	1,678	33,124
Texas Roadhouse Inc.	4,235	118,495
The Finish Line Inc	3,854	101,784
Titan International	4,028	69,483
Toro Co	4,388	270,783
Tuesday Morning Corp*	2,971	41,148
Unifirst Corp/MA	1,143	116,860
United Stationers	3,342	150,323
Universal Electronic*	1,149	43,673
Vitamin Shoppe, Inc.*	2,287	124,115
VOXX Int'l Corp*	1,050	18,732
Winnebago Industries*	2,101	65,047
Wolverine World Wide	7,358	242,152
Zale Corp*	2,067	30,488
Zumiez Inc*	1,661	46,126
Total Consumer, Cyclical		8,899,968

Consumer, Non-Cyclical (17.21%)
Abaxis Inc	1,625	58,468
Abiomed Inc.*	2,555	73,047
ABM Industries Inc	3,858	107,291
Acorda Therapeutics*	2,855	99,383
Affymetrix Inc*	4,911	41,694
Air Methods Corp	2,633	147,343
Akorn, Inc.*	5,357	137,943
Align Technology Inc*	5,192	283,690
Alliance One Inter.*	4,676	14,449
Almost Family Inc	422	11,774
Amedisys Inc.*	2,128	34,644
American Public Edu*	1,343	60,690
AMN Healthcare Svs*	3,160	43,861
Amsurg Corp*	2,431	117,466
Andersons Inc/The	1,335	113,568
Annie's Inc*	1,080	49,626
Arqule Inc*	3,181	7,730
B&G Foods Inc. CL A	3,978	137,758
Bio-Reference Labs*	1,853	54,108
Blyth Inc	708	8,843
Boston Beer Company*	658	161,078
Calavo Growers, Inc.	973	29,998
Cal-Maine Foods Inc	1,124	61,764
Cambrex Corp*	2,109	41,126
Cantel Medical Corp	2,500	93,300
Capella Education Co*	1,176	77,287
Cardtronics, Inc.*	3,379	143,912
Career Education*	3,636	18,362
CDI Corp CEF	1,083	16,992
Centene Corp*	4,111	245,550
Central Garden & Pet Class A*	3,900	30,498
Chemed Corp	1,524	118,765
Conmed Corp	1,925	78,367
Consolidated Graphic*	696	44,829
Corinthian Colleges*	5,867	9,857
CorVel Corp*	1,000	46,290
Cross Country Health*	1,840	14,058
CryoLife Inc	1,813	20,034
Cyberonics Inc*	1,759	120,878
Cynosure Inc. Class A*	1,336	34,589
Diamond Foods, Inc.*	1,527	37,778
Emergent Biosolution*	2,156	48,402
Ensign Group Inc.	1,469	66,355
Exlservice Holdings*	2,315	61,023
Forrester Research	996	39,820
Gentiva Health Svs.*	1,927	23,798
Greatbatch Inc*	1,810	73,540
Green Dot Corp.*	1,597	38,727
Haemonetics Corp/Mas*	3,867	163,419
Hain Celestial Group*	3,589	296,774
Hanger Inc.*	2,615	101,567
Healthcare Services	5,258	152,429
Healthways Inc.*	1,971	27,614
Heartland Payment	2,657	119,326
Heidrick & Struggles	972	17,729
Helen of Troy*	2,216	107,941
Hi-Tech Pharmacal Co	736	31,964
ICU Medical Inc*	981	64,437
Impax Laboratories*	4,707	113,156
Insperity Inc.	1,536	54,144
Integra LifeSciences*	1,486	69,025
Inter Parfums, Inc	1,098	39,967
Invacare Corp	2,104	47,130
IPC The Hospitalist*	1,267	79,669
ITT Educational Svs*	1,371	53,455
J&J Snack Foods Corp	1,032	88,669
Kelly Services Inc	2,051	47,665
Kindred Healthcare	3,771	63,504
Korn/Ferry Intl*	3,414	79,068
Landauer Inc	600	31,800
LHC Group Inc*	1,000	23,750
Lincoln Educational	1,526	8,164
Live Nation Ent. Inc*	10,603	194,777
Luminex Corporation*	2,720	53,230
Magellan Health Svs.*	2,257	138,128
MAXIMUS Inc	5,131	233,461
Medifast Inc*	932	25,248
Meridian Bioscience	2,957	72,683
Merit Medical System*	3,045	49,847
Molina Healthcare*	2,131	71,602
Momenta Pharm.*	3,238	57,604
Monro Muffler Brake	2,193	116,361
Monster Worldwide*	8,505	47,883
Natus Medical Inc*	2,086	48,041
Navigant Consulting*	3,400	66,640
Neogen Corp*	2,644	134,500
Nutrisystem Inc	1,800	35,424
NuVasive Inc.*	3,352	111,454
On Assignment Inc*	3,468	118,016
Parexel Intl*	4,229	174,319
Pharmerica Corp*	1,800	40,644
Prestige Brands Hldg*	3,850	135,674
Questcor Pharma.	4,322	250,719
Resources Connection	2,990	42,518
Sanderson Farms Inc	1,523	104,082
Santarus Inc.*	4,594	147,835
Seneca Foods Corp.*	660	20,678
Snyders-Lance Inc	3,655	105,301
Spartan Stores Inc	2,704	62,737
Spectrum Pharma	3,664	35,284
Strayer Education	818	30,389
SurModics Inc*	809	19,513
Symmetry Medical Inc*	2,200	21,582
TeleTech Holdings*	1,900	48,792
The Medicines Co*	4,703	172,177
TreeHouse Foods Inc*	2,737	192,001
Trueblue, Inc.*	2,823	72,099
Universal Technical	1,300	18,915
Viad Corp	1,409	38,043
ViroPharma Inc*	5,643	279,385
WD-40 Co	1,126	84,743
West Pharmaceutical	5,251	262,130
Total Consumer, Non-Cyclical		9,217,178

Energy (3.62%)
Approach Resources*	2,642	55,984
Basic Energy Service*	1,681	23,853
C&J Energy Services*	3,104	73,565
Carrizo Oil & Gas*	2,798	113,151
Cloud Peak Energy*	4,346	71,883
Comstock Resources	3,189	53,990
Contango Oil & Gas	1,147	54,035
Exterran Holdings*	4,618	150,177
Flotek Industries*	3,392	71,028
Forest Oil Corp*	8,632	38,153
Geospace Tech. Corp.*	907	79,154
Gulf Island Fabricat	900	23,814
Hornbeck Offshore*	2,439	123,487
ION Geophysical Corp*	10,598	40,908
Matrix Service Co*	1,964	43,601
Newpark Resources*	6,584	79,403
Northern Oil and Gas*	4,291	68,441
PDC Energy Inc.*	2,681	157,939
Penn Virginia Corp*	3,836	41,160
Petroquest Energy*	4,015	16,462
Pioneer Energy Svs.*	3,915	28,266
SEACOR Holdings Inc	1,546	143,855
Stone Energy Corp*	3,763	124,480
SunCoke Energy, Inc*	4,989	113,101
Swift Energy Co*	2,894	38,519
Tesco Corp.*	2,282	40,802
Tetra Technologies*	5,529	68,228
Total Energy		1,937,439

Financial (20.41%)
Acadia Realty Trust REIT	3,984	103,464
Agree Realty Corp REIT	910	26,663
American Assets Trst REIT	2,586	80,657
Amerisafe Inc	1,249	54,806
Assoc. Estates Rlty REIT	3,643	57,960
Bank Mutual Corp	3,500	24,255
Bank of the Ozarks	2,346	131,728
Banner Corp	1,468	63,799
BBCN Bancorp Inc.	5,555	92,713
BofI Holding Inc*	899	73,682
Boston Private Finl.	5,516	65,613
Brookline Bancorp	4,990	45,609
Calamos Asset Mgt	1,436	15,925
Capstead Mortgage REIT	7,205	86,676
Cardinal Financial	2,277	40,371
Cedar Realty Trust REIT	3,975	23,055
City Holding Co	1,180	58,068
Columbia Banking Sys	3,691	102,315
Community Bank Sys	3,028	117,668
Coresite Realty Corp REIT	1,546	50,029
Cousins Properties REIT	13,274	142,165
CVB Financial Corp.	7,032	113,496
DiamondRock Hospital REIT	14,708	168,112
Dime Community Bancs	1,914	32,193
EastGroup Properties REIT	2,188	132,571
eHealth, Inc*	1,639	74,263
Employers Holdings	3,092	100,923
Encore Capital Group*	1,642	78,307
EPR Properties REIT	3,820	192,108
Evercore Partners	2,360	129,446
F.N.B. Corp	11,590	147,309
Financial Engines	3,738	253,250
First BanCorp/PR*	7,476	47,697
First Commonwealth	7,457	69,798
First Financial Banc	4,036	66,715
First Financial Bankshares, Inc.	2,285	151,678
First Midwest Banc.	5,380	98,777
Forestar Group Inc.*	2,556	49,484
Franklin Street Ppty REIT	6,305	81,082
FXCM, Inc. Class A	2,089	34,803
Geo Group Inc/The REIT	5,418	177,710
Getty Realty Corp REIT	1,740	32,068
Glacier Bancorp Inc	5,537	165,889
Government Prop Inc. REIT	3,954	98,099
Hanmi Financial Corp	2,241	46,075
HCI Group Inc	756	37,641
Healthcare Rlty Trst REIT	6,907	152,852
HFF Inc. CL A	2,314	59,285
Higher One Holdings*	2,333	22,957
Home Bancshares Inc.	3,513	127,030
Horace Mann Edu.	2,871	88,197
Independent Bank	1,699	64,851
Infinity Prop & Cas	809	57,722
Inland Real Estate REIT	6,298	68,270
Interactive Brokers Class A	3,759	91,156
Investment Tech.*	2,751	53,892
Kite Realty Group REIT	6,220	40,741
LaSalle Hotel Pptys REIT	7,747	242,636
Lexington REIT	15,261	156,730
LTC Properties REIT	2,475	95,312
MarketAxess Holdings	2,826	198,866
MB Financial Inc	3,877	126,429
Meadowbrook Ins.	3,842	28,392
Medical Pptys Trust REIT	12,045	159,114
Natl Penn Bancshares	8,667	97,850
Navigators Group Inc*	800	53,472
NBT Bancorp Inc.	3,168	82,146
Northwest Bancshares	7,350	109,809
Old National Bancorp	7,591	118,040
Oritani Financial Co	2,767	45,074
Outerwall Inc.*	2,297	157,115
PacWest Bancorp	2,845	117,043
Parkway Properties REIT	3,034	55,492
Pennsylvania REIT	5,127	92,235
Pinnacle Financial	2,491	81,082
Piper Jaffray Cos*	1,018	38,704
Portfolio Recovery*	3,702	216,197
Post Properties Inc. REIT	4,109	176,112
PrivateBancorp Inc	4,909	136,127
ProAssurance Corp	4,654	223,764
Prospect Energy Corp	19,540	222,951
Provident Financial	4,009	78,376
PS Business Parks REIT	1,301	101,894
RLI Corp	1,208	121,875
S&T Bancorp Inc.	2,060	54,199
Sabra Healthcare REIT	2,638	70,382
Safety Insurance Grp	1,100	61,765
Saul Centers, Inc. REIT	796	38,709
Selective Insurance	4,193	118,201
Simmons First Natl Class A	1,247	44,094
Sovran Self Storage REIT	2,271	151,567
Sterling Bancorp/DE	2,811	36,937
Stewart Information	1,570	50,020
Stifel Financial*	4,276	191,437
Susquehanna Bancshs	14,084	177,318
SWS Group Inc*	1,780	11,499
Tanger Outlet Center REIT	7,105	234,962
Taylor Capital Group*	1,052	26,205
Texas Capital*	3,075	172,723
Tompkins Financial	814	40,781
Tower Group Int'l	3,392	14,111
Trustco Bank Corp NY	6,679	50,760
UMB Financial Corp	2,781	178,318
Umpqua Holdings Corp	8,270	152,251
United Bankshares	3,257	105,690
United Community*	3,286	60,298
United Fire Group	1,500	44,625
Univ Health Realty REIT	868	36,786
Urstadt Biddle Pptys Class A REIT	1,911	36,424
ViewPoint Financial	2,522	64,008
Virtus Investment*	518	107,640
Wageworks Inc*	2,188	125,372
Wilshire Bancorp Inc	4,087	43,200
Wintrust Financial	2,989	135,581
World Acceptance*	1,143	105,522
Total Financial		10,937,890

Industrial (17.70%)
Aaon Inc	2,100	64,617
AAR Corp	2,949	92,068
Actuant Corp	5,512	215,409
Advanced Energy Ind.*	2,791	66,482
Aegion Corp*	2,910	63,351
Aerovironment Inc.*	1,484	44,772
Albany International	2,105	77,380
AM Castle & Co*	1,282	17,935
American Science&Eng	603	43,211
Analogic Corp	900	86,958
AO Smith Corp	5,847	316,614
Apogee Enterprises	2,162	77,443
Applied Industrial	3,176	153,655
Arkansas Best Corp	1,834	59,678
Astec Industries Inc	1,314	48,092
Atlas Air Worldwide*	1,868	71,731
AZZ Incorporated	1,917	93,703
Badger Meter Inc	981	53,886
Barnes Group Inc	3,255	118,808
Bel Fuse Inc	579	13,161
Belden Inc.	3,409	238,698
Benchmark Electronic*	4,413	101,411
Brady Corp Class A	3,802	119,117
Briggs & Stratton Co	3,633	73,459
Bristow Group Inc.	2,735	219,347
Calgon Carbon Corp*	4,071	84,310
Checkpoint Systems*	2,878	41,558
CIRCOR International	1,322	104,874
Cognex Corp	6,218	204,883
Coherent Inc	1,839	126,965
Comfort Systems USA	2,808	57,564
CTS Corp	2,535	46,086
Cubic Corp	1,450	81,258
Curtiss-Wright Corp	3,542	186,911
Darling Intl.*	8,894	184,373
Drew Industries Inc	1,638	88,796
DXP Enterprises Inc.*	709	69,468
Dycom Industries Inc*	2,323	65,741
Electro Scientific	1,841	18,944
EMCOR Group Inc	5,048	200,557
Encore Wire	1,400	70,308
EnerSys	3,582	255,576
Engility Holdings*	1,160	36,946
EnPro Industries Inc*	1,486	84,108
ERA Group Inc.*	1,546	50,446
ESCO Technologies	1,989	67,745
Exponent Inc	1,013	78,376
Faro Technologies*	1,287	70,193
Federal Signal Corp*	4,325	67,600
FEI Co	3,141	285,988
Forward Air Corp	2,300	99,360
Franklin Electric Co	2,933	130,519
GenCorp Inc*	4,277	78,440
Gibraltar Industries*	2,171	38,427
Griffon Corp	3,366	43,287
Haynes International	874	47,388
Headwaters Inc*	5,502	53,149
Heartland Express	3,631	66,556
Hillenbrand Inc	4,521	127,040
HUB Group Inc*	2,500	94,075
II-VI Inc*	3,686	60,266
Intervac Inc*	1,100	7,282
John Bean Tech.	2,067	61,101
Kaman Corp	1,879	74,897
Knight Trans.	4,476	79,986
Koppers Holdings	1,485	70,359
Lindsay Corp.	905	69,133
Littelfuse Inc	1,627	141,468
LSB Industries, Inc.*	1,435	46,035
Lydall Inc*	1,260	22,466
Measurement Specialt*	1,097	60,708
Methode Electronics	2,454	70,994
Moog Inc*	3,410	234,165
Movado Group Inc	1,360	61,907
Mueller Industries	2,732	166,871
Myers Industries Inc	2,549	51,592
National Presto Ind.	327	25,051
Newport Corp*	2,500	42,875
Old Dominion Freight*	5,251	270,584
Olympic Steel Inc	500	14,035
Orbital Sciences*	4,527	106,294
Orion Marine Group*	1,870	22,197
OSI Systems Inc*	1,366	104,772
Park Electrochemical	1,318	39,158
Plexus Corp*	2,500	100,925
Powell Industries	616	42,251
Quanex Building	2,706	48,275
Rofin-Sinar Tech.*	2,059	53,184
Rogers Corp*	1,304	81,904
RTI Intl Metals*	2,177	75,912
Saia Inc.*	1,827	63,452
Simpson Mfg.	2,893	105,016
Standex Intl.	901	53,087
Sturm Ruger & Co Inc	1,455	111,933
Teledyne Tech.*	2,817	261,220
Tennant Company	1,324	86,404
Tetra Tech Inc*	4,853	138,747
Texas Industries*	2,008	116,705
Tredegar Corp	1,893	49,559
TTM Technologies Inc*	4,103	39,799
Universal Forest	1,405	73,018
Vicor Corp*	1,051	11,361
Watts Water Tech.	2,113	127,034
Total Industrial		9,482,783

Technology (9.19%)
Agilysys Inc*	1,491	19,487
ATMI Inc*	2,400	73,440
Avid Technology Inc*	2,399	21,231
Blackbaud Inc.	3,442	124,497
Bottomline Tech Inc*	2,622	90,643
Brooks Automation	4,331	45,779
Cabot Microelec.*	1,677	75,582
CACI Intl Inc Class A*	2,194	157,463
Ceva Inc*	1,529	24,449
Ciber Inc*	5,122	20,283
Cirrus Logic, Inc.*	4,885	98,579
Cohu Inc	1,484	14,706
Computer Programs	791	48,662
CSG Systems Intl.	2,543	73,416
Digi International*	1,689	19,424
Digital River Inc*	2,536	45,318
Diodes Inc*	2,499	51,055
DSP Group Inc*	1,496	13,225
Ebix Inc.	2,652	36,942
Elec. For Imaging*	3,295	130,482
Entropic Comm. Inc.*	6,290	31,198
EPIQ Systems Inc	2,381	39,834
Exar Corp*	3,573	43,769
GT Adv Tech Inc*	8,450	82,895
Hittite Microwave*	2,375	150,171
iGATE Corporation*	2,019	67,596
Insight Enterprises*	2,982	71,777
Interactive Intell.*	1,057	68,747
j2 Global Inc.	3,311	158,829
Kopin Corp*	3,225	13,158
Kulicke & Soffa Ind.*	5,154	65,043
LivePerson Inc.*	3,226	39,648
Manhattan Associates*	1,548	186,162
Medidata Solutions*	1,886	224,267
Mercury Systems Inc.*	2,030	22,208
Micrel Inc	3,300	32,043
Microsemi Corp*	6,721	164,194
MicroStrategy Inc.*	680	87,944
MKS Instruments Inc	4,000	119,080
Monolithic Power Sys	2,491	83,199
Monotype Imaging	2,918	90,896
MTS Systems Corp	1,174	81,863
Nanometrics Inc*	1,246	23,524
NetScout Systems Inc*	2,801	85,234
Omnicell, Inc.*	2,621	63,559
Pericom Semi.*	1,192	11,372
Power Integrations	2,227	119,055
Progress Software Co*	4,514	118,899
QLogic Corp*	6,441	79,933
Quality Systems Inc	3,273	76,457
Rubicon Technology*	1,219	12,409
Rudolph Technologies*	2,269	25,526
Sigma Designs Inc*	1,600	8,976
Super Micro Computer*	2,442	38,779
Supertex Inc	890	23,096
Sykes Enterprises*	2,956	65,446
Synaptics Inc*	2,517	127,134
Synchronoss Tech*	2,264	71,837
Synnex Corp*	1,978	130,864
Take-Two Interactive*	6,639	108,614
Tangoe Inc*	2,294	36,108
Tessera Technologies	3,684	73,680
Triquint Semi.*	11,743	92,535
Tyler Technologies*	2,108	216,302
Ultratech Inc*	1,810	47,893
Veeco Instruments*	2,931	94,437
Virtusa Corporation*	1,755	61,934
Total Technology		4,922,787

Utilities (3.18%)
Allete Inc	2,747	135,372
American States Wtr	2,688	78,436
Avista Corp	4,513	122,979
El Paso Electric Co	2,842	102,397
Laclede Grp Inc/The	2,196	101,258
New Jersey Resources	2,989	136,567
Northwest Nat. Gas	1,924	81,828
NorthWestern Corp.	2,893	127,234
Piedmont Natural Gas	5,713	189,387
South Jersey Ind	2,418	137,101
Southwest Gas Corp	3,486	184,967
UIL Holdings Corp	4,204	157,776
UNS Energy Corp.	3,121	149,433
Total Utilities		1,704,735

Total Common Stock (Cost $33,850,505)		51,496,478

Short-Term Investments (1.31%)

United States Treasury Bills (1.31%)	Par Value
United States T-Bill 12/19/2013, DN	400,000	399,993
United States T-Bill 01/23/2014, DN	300,000	299,986
Total United States Treasury Bills		699,979

Total Short-Term Investments (Cost $699,979)		699,979

Total Investments (Cost $34,550,484) (a) (97.45%)		52,196,457
Other Net Assets (2.55%)		1,364,839
Net Assets (100.00%)		53,561,296

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $34,550,484.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	19,939,011
Unrealized depreciation	(2,293,038)
Net unrealized appreciation	17,645,973

(b) Futures contracts at November 30, 2013:

Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Appreciation
18 / DEC 2013 / Long	113,260

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (98.93%)

Basic Materials (4.33%)
Chemicals (4.33%)
EI Du Pont de Nemour	19,286	1,183,775
PPG Industries Inc	24,300	4,472,658
Praxair Inc	15,167	1,914,985
Sensient Tech.	17,000	835,380
Total Basic Materials		8,406,798

Communications (5.61%)
Media (1.84%)
Walt Disney Co	50,535	3,564,739

Telecommunications (3.77%)
AT&T Inc	86,469	3,044,573
Rogers Comm Inc. DL USD$ Class B	20,140	902,876
Verizon Comm.	68,242	3,386,169
		7,333,618

Total Communications		10,898,357

Consumer, Cyclical (6.99%)
Auto Manufacturers (1.39%)
Ford Motor Co	158,000	2,698,640

Retail (5.60%)
Home Depot Inc	46,150	3,722,921
McDonald's Corp	25,868	2,518,767
Ross Stores Inc	24,384	1,864,401
Target Corp	43,339	2,770,662
		10,876,751

Total Consumer, Cyclical		13,575,391

Consumer, Non-Cyclical (23.32%)
Agriculture (1.93%)
Altria Group Inc	52,900	1,956,242
Reynolds American	35,584	1,795,213
		3,751,455

Beverages (1.46%)
PepsiCo Inc	33,600	2,837,856

Biotechnology (2.93%)
Celgene Corp.*	17,607	2,848,284
Gilead Sciences Inc*	38,000	2,842,780
		5,691,064

Commercial Services (0.85%)
Lender Processing	17,011	597,256
Moody's Corp	13,992	1,044,223
		1,641,479

Cosmetics / Personal Care (2.76%)
Colgate-Palmolive Co	20,400	1,342,524
Procter & Gamble Co	47,580	4,007,188
		5,349,712

Food (0.72%)
ConAgra Foods Inc	42,450	1,400,426

Healthcare - Products (3.75%)
Baxter International	45,886	3,140,897
Johnson & Johnson	43,800	4,146,107
		7,287,004

Healthcare - Services (3.66%)
Aetna Inc	20,984	1,446,427
Healthsouth Corp.	74,000	2,648,460
WellPoint Inc (New)	32,300	3,000,024
		7,094,911

Household Products / Wares (0.94%)
Kimberly-Clark Corp	16,800	1,833,888

Pharmaceuticals (4.32%)
Abbott Laboratories	41,610	1,589,086
AbbVie Inc.	41,610	2,016,005
AmerisourceBergen Co	45,612	3,217,014
Merck & Co Inc	30,900	1,539,747
		8,361,852

Total Consumer, Non-Cyclical		45,249,647

Energy (13.48%)
Oil & Gas (11.20%)
Anadarko Petroleum	21,340	1,895,419
Apache Corp	25,626	2,344,523
BP PLC ADR	51,700	2,430,417
Chevron Corp	56,524	6,920,799
ConocoPhillips	19,648	1,430,374
Devon Energy Corp	15,952	967,010
Exxon Mobil Corp	43,436	4,060,397
Royal Dutch Shell	25,500	1,700,850
		21,749,789

Oil & Gas Services (1.97%)
Baker Hughes Inc	27,455	1,563,837
Schlumberger Ltd	25,500	2,254,710
		3,818,547

Pipelines (0.31%)
Spectra Energy Corp.	18,000	603,900

Total Energy		26,172,236

Financial (16.02%)
Banks (10.23%)
Bank of America Corp	40,000	632,800
Bank of NY Mellon	21,450	722,865
Goldman Sachs Group	28,950	4,890,813
JPMorgan Chase & Co	110,198	6,305,529
State Street Corp	14,400	1,045,584
US Bancorp	60,600	2,376,732
Wells Fargo & Co	87,889	3,868,874
		19,843,197

Diversified Financial Services (3.03%)
BlackRock, Inc.	9,000	2,724,750
IntercontinentalEx.*	4,504	960,751
Morgan Stanley	70,450	2,205,085
		5,890,586

Insurance (2.76%)
Arthur J Gallagher	32,400	1,507,896
Aspen Insurance Hldg	26,315	1,063,652
Marsh & McLennan Cos	13,600	645,320
Principal Financial	28,150	1,425,235
Stancorp Financial	11,150	714,827
		5,356,930

Total Financial		31,090,713

Industrial (10.37%)
Aerospace/Defense (3.65%)
Boeing Co	17,000	2,282,250
Northrop Grumman	8,600	969,048
Rockwell Collins Inc	12,400	901,852
United Technologies	26,500	2,937,790
		7,090,940

Electronics (0.27%)
Agilent Technologies	9,870	528,736

Machinery - Construction & Mining (1.24%)
Caterpillar Inc	28,342	2,397,733

Miscellaneous Manufacturing (3.11%)
3M Co	23,812	3,179,140
Danaher Corp	38,300	2,864,840
		6,043,980

Transportation (2.10%)
FedEx Corp	4,830	669,921
Seaspan Corp.	25,000	545,000
Union Pacific Corp	5,475	887,169
United Parcel Svs.	19,260	1,971,839
		4,073,929

Total Industrial		20,135,318

Technology (13.08%)
Computers (5.19%)
Apple Inc.	11,200	6,227,984
EMC Corp	29,720	708,822
Hewlett-Packard Co	50,000	1,367,500
Intl Bus Machines	9,860	1,771,645
		10,075,951

Semiconductors (4.43%)
Analog Devices Inc	14,040	677,009
Intel Corp	122,563	2,921,901
Kla-Tencor Corp	10,440	666,803
Linear Technology Co	26,180	1,113,959
Qualcomm Inc	26,775	1,970,105
Taiwan Semi Mfg Co ADR	30,000	531,900
Texas Instruments	16,500	709,500
		8,591,177

Software (3.46%)
Microsoft Corp	77,733	2,963,959
Oracle Corp	64,130	2,263,148
Paychex Inc	34,000	1,486,820
		6,713,927

Total Technology		25,381,055

Utilities (5.73%)
Electric (4.92%)
Ameren Corp	22,900	820,965
Consolidated Edison	31,700	1,750,157
DTE Energy Co	7,000	467,180
Duke Energy	26,999	1,888,849
Entergy Corp	11,946	739,338
Exelon Corp	18,746	504,455
FirstEnergy Corp	23,574	769,220
NextEra Energy Inc.	11,200	947,408
PG&E Corp	15,000	605,550
Pinnacle West Cap	11,000	586,960
Southern Co/The	11,500	467,245
		9,547,327

Gas (0.81%)
NiSource Inc	27,000	853,740
Sempra Energy	8,050	711,942
		1,565,682

Total Utilities		11,113,009

Total Common Stock (Cost $110,931,331)		192,022,524

Total Investments (Cost $110,931,331) (a) (98.93%)		192,022,524
Other Net Assets (1.07%)		2,083,601
Net Assets (100.00%)		194,106,125

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $110,931,331.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	82,206,529
Unrealized depreciation	(1,115,336)
Net unrealized appreciation	81,091,193

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (98.55%)

Basic Materials (7.01%)
Chemicals (2.51%)
BASF SE	3,488	373,007

Iron / Steel (0.02%)
APERAM Registry Shares	185	3,423

Mining (4.48%)
Anglo American plc ADR	11,403	125,090
BHP Billiton LTD ADR	4,500	306,990
Rio Tinto PLC ADR	4,400	233,420
		665,500

Total Basic Materials		1,041,930

Communications (12.21%)
Telecommunications (12.21%)
Deutsche Telekom AG ADR	11,525	182,902
Nokia ADR*	15,928	128,380
Orange ADR	7,700	99,946
Telefonaktiebolaget LM Ericsson ADR	12,888	161,229
Telefonica SA	23,195	381,094
Vodafone Group PLC ADR	23,233	861,711
Total Communications		1,815,262

Consumer, Cyclical (2.14%)
Auto Manufacturers (2.14%)
Daimler AG	3,835	318,531
Total Consumer, Cyclical		318,531

Consumer, Non-Cyclical (30.68%)
Agriculture (2.93%)
Brit American Tob. ADR	4,100	435,953

Beverages (5.58%)
Anheuser-Busch InBev ADR	4,700	479,917
Diageo PLC ADR	2,735	349,177
		829,094

Food (7.82%)
Nestle SA ADR	12,412	907,441
Unilever NV	6,508	255,504
		1,162,945

Pharmaceuticals (14.35%)
Bayer AG ADR	1,515	202,253
Novartis AG ADR	10,757	851,094
Roche Holding AG ADR	9,632	674,722
Sanofi Aventis ADR	7,700	406,791
		2,134,860

Total Consumer, Non-Cyclical		4,562,852

Energy (11.17%)
Oil & Gas (11.17%)
BP PLC ADR	6,876	323,241
ENI SpA ADR	7,482	358,089
Royal Dutch Shell	7,220	481,574
Total SA ADR	8,258	498,122
Total Energy		1,661,026

Financial (22.80%)
Banks (16.86%)
Banco Bilbao Vizcaya	15,097	179,502
Banco Santander ADR	64,006	572,211
Barclays PLC ADR	10,938	194,478
BNP Paribas ADR	5,452	204,995
Deutsche Bank AG	5,544	265,890
HSBC Holdings PLC	11,673	654,855
Intesa Sanpaolo ADR	5,800	84,042
Societe Generale ADR	10,900	125,241
UBS AG	11,792	224,048
		2,505,262

Diversified Financial Services (0.83%)
Credit Suisse Group	4,151	124,115

Insurance (5.11%)
Allianz AG ADR	18,157	316,839
AXA ADR	6,984	183,540
ING Groep NV ADR*	20,000	259,600
		759,979

Total Financial		3,389,356

Industrial (9.01%)
Building Materials (0.68%)
CRH PLC ADR	4,000	101,840

Electronics (1.01%)
Koninklijke Philips ADR	4,184	149,620

Miscellaneous Manufacturing (7.32%)
Siemens AG	8,235	1,088,008

Total Industrial		1,339,468

Technology (2.04%)
Software (2.04%)
SAP AG ADR	3,667	303,334
Total Technology		303,334

Utilities (1.49%)
Electric (1.49%)
E.ON AG	6,935	133,568
GDF Suez ADR	3,758	87,336
Total Utilities		220,904

Total Common Stock (Cost $12,752,542)		14,652,663

Short-Term Investments (0.68%)

United States Treasury Bills (0.68%)	Par Value
United States T-Bill 01/23/2014, DN	100,000	99,995
Total United States Treasury Bills		99,995

Total Short-Term Investments (Cost $99,995)		99,995

Total Investments (Cost $12,852,537) (a) (99.23%)		14,752,658
Other Net Assets (0.77%)		115,021
Net Assets (100.00%)		14,867,679

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $12,852,537.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	3,829,197
Unrealized depreciation	(1,929,076)
Net unrealized appreciation	1,900,121

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (96.09%)

Basic Materials (0.24%)
Chemicals (0.24%)
Sigma-Aldrich Corp	2,148	185,244
Total Basic Materials		185,244

Communications (33.09%)
Internet (20.11%)
Amazon.Com Inc*	8,718	3,431,579
Baidu Inc. ADR*	5,619	935,957
eBay Inc*	25,541	1,290,331
Equinix, Inc*	880	141,416
Expedia Inc	2,183	139,035
F5 Networks Inc*	1,406	115,658
Facebook Inc*	35,431	1,665,611
Google Inc*	4,234	4,486,304
Liberty Interactive Class A*	8,939	251,007
NetFlix Inc*	1,297	474,443
Priceline.com Inc*	1,021	1,217,369
Symantec Corp	13,065	293,832
Yahoo! Inc*	22,365	827,058
		15,269,600

Media (8.26%)
Charter Comm. Inc.*	1,895	256,015
Comcast Corp	41,238	2,056,539
DIRECTV*	11,308	747,572
Discovery Comm. Series A*	2,750	239,993
Liberty Global Plc*	5,008	429,736
Liberty Media Corp.*	2,066	317,048
Sirius XM Holdings	134,528	507,171
Twenty-First Century Class A	30,401	1,018,129
Viacom Inc (New)	8,794	705,015
		6,277,218

Telecommunications (4.72%)
Cisco Systems Inc	103,022	2,189,217
SBA Communications Class A*	2,277	193,932
VimpelCom Ltd. ADR	36,384	446,796
Vodafone Group PLC ADR	20,410	757,007
		3,586,952

Total Communications		25,133,770

Consumer, Cyclical (7.55%)
Auto Manufacturers (0.97%)
Paccar Inc	7,819	448,107
Tesla Motors, Inc.*	2,268	288,671
		736,778

Distribution / Wholesale (0.52%)
Fastenal Co	5,545	258,009
Fossil Group Inc.*	1,047	133,252
		391,261

Lodging (0.78%)
Marriott Intl Class A	5,894	277,136
Wynn Resorts Ltd	1,888	313,162
		590,298

Retail (4.89%)
Bed Bath & Beyond*	4,068	317,426
Costco Wholesale	8,703	1,091,617
Dollar Tree Inc.*	3,995	222,322
O'Reilly Automotive*	1,971	246,296
Ross Stores Inc	4,085	312,339
Sears Canada Inc.	797	14,474
Sears Holding Corp.*	1,899	120,643
Staples Inc	11,851	184,046
Starbucks Corp	14,877	1,211,882
		3,721,045

Toys / Games / Hobbies (0.39%)
Mattel Inc	6,436	297,794

Total Consumer, Cyclical		5,737,176

Consumer, Non-Cyclical (18.14%)
Beverages (0.48%)
Green Mtn Coffee*	2,815	189,675
Monster Beverage Co*	2,962	175,291
		364,966

Biotechnology (10.49%)
Alexion Pharma Inc.*	4,209	524,021
Amgen Inc	14,678	1,674,466
Biogen Idec Inc*	4,679	1,361,449
Celgene Corp.*	8,101	1,310,499
Gilead Sciences Inc*	29,514	2,207,940
Regeneron Pharma.*	2,039	599,181
Vertex Pharma.*	4,349	301,908
		7,979,464

Commercial Services (1.30%)
Automatic Data	9,873	790,037
Verisk Analytics Inc Class A*	3,005	195,656
		985,693

Food (3.04%)
Kraft Foods Group	12,422	659,857
Mondelez Int'l Inc.	35,281	1,182,972
Whole Foods Market	8,180	462,988
		2,305,817

Healthcare - Products (0.75%)
Dentsply Intl.	2,557	121,611
Henry Schein Inc*	1,555	177,270
Intuitive Surgical*	716	269,860
		568,741

Pharmaceuticals (2.08%)
Catamaran Corp. USD$ DL*	3,675	167,690
Express Scripts Hldg*	16,239	1,093,697
Mylan Inc*	7,132	314,735
		1,576,122

Total Consumer, Non-Cyclical		13,780,803

Industrial (0.89%)
Electronics (0.22%)
Garmin Ltd	3,502	170,057

Environmental Control (0.24%)
Stericycle Inc*	1,540	180,919

Transportation (0.43%)
CH Robinson WW	2,866	168,034
Expeditors Intl.	3,688	160,207
		328,241

Total Industrial		679,217

Technology (36.18%)
Computers (13.65%)
Apple Inc.	15,218	8,462,273
Cognizant Technology*	6,448	605,403
NetApp, Inc.	6,433	265,361
Sandisk Corp	4,343	295,975
Seagate Technology	6,665	326,852
Western Digital	5,337	400,488
		10,356,352

Semiconductors (11.29%)
Altera Corp	5,714	184,277
Analog Devices Inc	5,804	279,869
Applied Materials	26,432	457,274
Avago Technologies	4,396	196,633
Broadcom Corp	9,882	263,751
Intel Corp	95,932	2,287,019
Kla-Tencor Corp	2,961	189,119
Linear Technology Co	4,163	177,136
Maxim Integrated Pro	5,195	147,954
Microchip Technology	3,519	152,338
Micron Technology*	22,785	480,764
Nvidia Corp	10,316	160,930
Qualcomm Inc	32,982	2,426,813
Texas Instruments	22,174	953,482
Xilinx Inc	4,974	220,995
		8,578,354

Software (11.24%)
Activision Blizzard	19,948	343,305
Adobe Systems Inc*	10,552	599,143
Akamai Technologies*	3,172	141,852
Autodesk Inc*	4,005	181,226
CA Inc	8,511	280,863
Cerner Corp*	7,588	436,082
Check Point Software*	3,669	226,964
Citrix Systems Inc*	3,340	198,129
Fiserv Inc*	2,377	261,209
Intuit Inc	6,495	482,124
Microsoft Corp	131,353	5,008,490
Nuance Communication*	5,672	76,685
Paychex Inc	6,828	298,588
		8,534,660

Total Technology		27,469,366

Total Common Stock (Cost $46,751,967)		72,985,576

Preferred Stock (0.00%)
OSH 1 Liquidating Co Series A; 0% Coupon	50	2
Total Preferred Stock (Cost $57)		2

Short-Term Investments (1.19%)

United States Treasury Bills (1.19%)	Par Value
United States T-Bill 12/19/2013, DN	500,000	499,991
United States T-Bill 01/23/2014, DN	400,000	399,981
Total United States Treasury Bills		899,972

Total Short-Term Investments (Cost $899,973)		899,972

Total Investments (Cost $47,651,997) (a) (97.28%)		73,885,550
Other Net Assets (2.72%)		2,066,890
Net Assets (100.00%)		75,952,440

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $47,651,997.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	26,848,916
Unrealized depreciation	(615,363)
Net unrealized appreciation	26,233,553

(b) Futures contracts at November 30, 2013:

Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Appreciation
42 / DEC 2013 / Long	93,880

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
11/30/2013

Security Description	Shares	Value
Common Stock (89.98%)

Basic Materials (0.68%)
Iron/Steel (0.68%)
Schnitzer Steel Indu	1,912	58,574
Total Basic Materials		58,574

Communications (6.63%)
Internet (2.94%)
Google Inc*	240	254,301

Telecommunications (3.69%)
DigitalGlobe Inc.*	3,316	131,314
Sierra Wireless, Inc DL*	9,800	187,670
		318,984

Total Communications		573,285

Consumer, Cyclical (10.40%)
Auto Manufacturers (3.74%)
Kandi Technologies*	15,812	113,372
Tesla Motors, Inc.*	1,650	210,013
		323,385

Auto Parts & Equipment (2.36%)
Johnson Controls Inc	4,032	203,656

Home Furnishings (1.58%)
Sharp Corporation ADR*	42,500	136,850

Office Furnishings (2.72%)
Herman Miller Inc	4,774	152,338
Interface Inc	4,116	82,526
		234,864

Total Consumer, Cyclical		898,755

Consumer, Non-Cyclical (6.97%)
Food (6.97%)
Hain Celestial Group*	2,374	196,306
SunOpta Inc.*	18,228	168,609
United Natural Foods*	3,450	237,533
Total Consumer, Non-Cyclical		602,448

Energy (4.71%)
Energy-Alternate Sources (4.71%)
Pattern Energy Group*	1,600	39,024
Solarcity Corp*	5,300	277,084
Vestas Wind System ADR*	9,600	91,008
Total Energy		407,116

Industrial (28.82%)
Building Materials (1.56%)
LSI Industries Inc	4,400	38,236
TREX Company Inc*	1,337	96,785
		135,021

Electrical Components & Equipment (11.84%)
Advanced Energy Ind.*	7,250	172,695
Canadian Solar $USD DL*	11,804	343,969
GrafTech Intl*	13,500	155,520
Sunpower Corp*	5,257	159,497
Universal Display*	5,300	191,383
		1,023,064

Electronics (8.35%)
Badger Meter Inc	4,231	232,409
Itron Inc*	3,942	166,944
Kyocera Corp ADR	4,100	217,013
Waters Corp*	1,057	105,203
		721,569

Engineering & Construction (0.86%)
ABB Ltd. ADR	2,912	74,402

Environmental Control (1.39%)
Darling Intl.*	5,800	120,234

Machinery-Diversified (2.09%)
Lindsay Corp.	861	65,772
Xylem Inc	3,329	115,050
		180,822

Miscellaneous Manufacturing (2.73%)
Pentair Ltd.	3,332	235,639

Total Industrial		2,490,751

Technology (21.29%)
Computers (0.92%)
Maxwell Technologies*	10,000	79,500

Semiconductors (19.33%)
Aixtron AG ADR*	10,146	140,421
Applied Materials	12,400	214,520
Atmel Corp*	21,300	162,945
Brooks Automation	7,400	78,218
Cree Inc*	3,600	200,880
Exar Corp*	2,500	30,625
First Solar, Inc.*	5,750	343,965
IXYS Corp	5,608	69,034
Qualcomm Inc	3,550	261,209
SunEdison Inc.*	10,557	134,179
Veeco Instruments*	1,100	35,442
		1,671,438

Software (1.04%)
Digi International*	7,813	89,850

Total Technology		1,840,788

Utilities (10.48%)
Electric (0.90%)
Ameresco Inc.*	8,498	78,012

Water (9.58%)
American Water Works	6,100	258,335
California Water	7,600	173,736
Consolidated WaterCo	10,900	137,013
Veolia Environment ADR	16,100	259,210
		828,294

Total Utilities		906,306

Total Common Stock (Cost $6,664,313)		7,778,023

Total Investments (Cost $6,664,313) (a) (89.98%)		7,778,023
Other Net Assets (10.02%)		866,288
Net Assets (100.00%)		8,644,311

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $6,664,313.

At November 30, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	1,249,437
Unrealized depreciation	(135,727)
Net unrealized appreciation	1,113,710

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2013 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$105,397,582	$-	$105,397,582	$-
California Tax-Free Money Market Fund	-	36,001,332	-	36,001,332	-
U.S. Government Securities Fund	-	33,900,051	-	33,900,051	-
Short-Term U.S. Government Bond Fund	-	8,959,130	-	8,959,130	-
The United States Treasury Trust Fund	-	70,695,728	-	70,695,728	-
S&P 500 Index Fund	118,577,663	1,199,973	-	119,777,636	235,725
S&P MidCap Index Fund	164,026,526	399,984	-	164,426,510	32,000
S&P SmallCap Index Fund	51,496,478	699,979	-	52,196,457	113,260
Shelton Core Value Fund	192,022,524	-	-	192,022,524	-
European Growth & Income Fund	14,652,663	-	-	14,652,663	-
Nasdaq-100 Index Fund	72,985,578	899,972	-	73,885,550	93,880
Green Alpha Fund	7,778,023			7,778,023	-
Total	$613,761,432	$258,153,731	$-	$871,915,163	$474,865

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended November 30, 2013.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Item 2.     Controls and Procedures.
(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.     Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	January 22, 2014

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 22, 2014